UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER DISTRIBUTION REPORT

PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:

August 13, 2015 to September 14, 2015

Commission File Number of issuing entity: 333-171508-01

GS Mortgage Securities Trust 2011-GC5

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-171508

GS Mortgage Securities Corporation II

(Exact name of depositor as specified in its charter)

Goldman Sachs Mortgage Company

Citigroup Global Markets Realty Corp.

(Exact name of sponsor as specified in its charter)

New York	45-6538212 45-6538166 45-6538343
(State or other jurisdiction of incorporation or organization of the issuing entity)	(I.R.S. Employer Identification No.)

c/o Citibank, N.A. 388 Greenwich Street, 14th Floor New York, New York	10013
(Address of principal executive offices of the issuing entity)	(Zip Code)

(212) 816-5614

(Telephone number, including area code)

	Registered/reporting pursuant to (check one)			Name of exchange
Title of class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))
A-1	☐	☐	☒
A-2	☐	☐	☒
A-3	☐	☐	☒
A-4	☐	☐	☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   ☒    No  ☐

PART I – DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On September 14, 2015, a distribution was made to holders of the certificates issued by GS Mortgage Securities Trust 2011-GC5.

The distribution report is attached as Exhibit 99.1 to this Form 10-D.

No assets securitized by GS Mortgage Securities Corporation II (the “Depositor”) and held by GS Mortgage Securities Trust 2011-GC5 were the subject of a demand to repurchase for breach of the representations and warranties contained in the underlying transaction documents during the distribution period from August 13, 2015 to September 14, 2015.

The Depositor most recently filed a Form ABS-15G in accordance with Rule 15Ga-1 under the Securities Exchange Act of 1934 (a “Rule 15Ga-1 Form ABS-15G”) on February 13, 2015. The CIK number of the Depositor is 0001004158. There is no new activity to report at this time.

Goldman Sachs Mortgage Company (“GSMC”), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on August 14, 2015. The CIK number of GSMC is 0001541502. There is no new activity to report at this time.

Citigroup Global Markets Realty Corp. (“CGMRC”), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 17, 2015. The CIK number of CGMRC is 0001541001. There is no new activity to report at this time.

PART II – OTHER INFORMATION

Item 2. Legal Proceedings.

Disclosure from Citibank, N.A., as Certificate Administrator:

On June 18, 2014, a civil action was filed against Citibank in the Supreme Court of the State of New York by a group of investors in 48 private-label RMBS trusts for which Citibank allegedly serves or did serve as trustee, asserting claims for purported violations of the Trust Indenture Act of 1939, breach of contract, breach of fiduciary duty and negligence based on Citibank’s alleged failure to perform its duties as trustee for the 48 RMBS trusts. On November 24, 2014, plaintiffs sought leave to withdraw this action. On the same day, a smaller subset of similar plaintiff investors in 27 private-label RMBS trusts for which Citibank allegedly serves or did serve as trustee, filed a new civil action against Citibank in the Southern District of New York asserting similar claims as the prior action filed in state court. In January 2015, the court closed plaintiffs’ original state court action. Citibank’s motion to dismiss the federal complaint was fully briefed as of May 13, 2015. On September 8, 2015, the court dismissed all claims as to 24 of the 27 trusts and allowed certain of the claims to proceed as to the other three trusts.

On August 19, 2015, the Federal Deposit Insurance Corporation (FDIC) as Receiver for a financial institution filed a civil action against Citibank in the Southern District of New York. This action relates to one private-label RMBS trust for which Citibank formerly served as trustee. FDIC asserts claims for breach of contract, violation of the Streit Act, and violation of the Trust Indenture Act.

There can be no assurances as to the outcome of litigation or the possible impact of litigation on the trustee or the RMBS trusts. However, Citibank denies liability and continues to vigorously defend against these litigations. Furthermore, neither the above-disclosed litigations nor any other pending legal proceeding involving Citibank will materially affect Citibank’s ability to perform its duties as Certificate Administrator under the Pooling and Servicing Agreement for this CMBS transaction.

Item 3. Sales of Securities and Use of Proceeds.

None

Item 4. Defaults Upon Senior Securities.

Not applicable

Item 5. Submission of Matters to a Vote of Security Holders.

None

Item 6. Significant Obligors of Pool Assets.

The Park Place Mall mortgage loan constitutes a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB as disclosed in the Prospectus Supplement filed with the SEC on October 11, 2011. With respect to the Park Place Mall mortgage loan, the most recent unaudited net operating income for the period January 1, 2015 through June 30, 2015 was $10,536,979.

The 1551 Broadway mortgage loan constitutes a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB as disclosed in the Prospectus Supplement filed with the SEC on October 11, 2011. With respect to the 1551 Broadway mortgage loan, the most recent unaudited net operating income for the period January 1, 2015 through June 30, 2015 was $9,047,752.

American Eagle Outfitters, Inc., the guarantor of the lease of the sole tenant at the mortgaged property that secures the 1551 Broadway mortgage loan, constitutes a significant obligor within the meaning of Item 1101(k)(1) of Regulation AB as disclosed in the Prospectus Supplement filed with the SEC on October 11, 2011. There are no current updates to the financial information required under Item 1112(b) of Regulation AB at this time.

Item 7. Significant Enhancement Provider Information.

None

Item 8. Other Information.

None

Item 9. Exhibits.

(a) The following is a list of documents filed as part of this Form 10-D:

(99.1): Monthly report distributed to holders of the certificates issued by GS Mortgage Securities Trust 2011-GC5, relating to the September 14, 2015 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this Form 10-D are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

GS Mortgage Securities Corporation II

(Depositor)

/s/ J. Theodore Borter
J. Theodore Borter, President

Date: September 29, 2015

EXHIBIT INDEX

Exhibit Number	Description
Exhibit 99.1	Monthly report distributed to holders of the certificates issued by GS Mortgage Securities Trust 2011-GC5, relating to the September 14, 2015 distribution.